Taxes and contributions (Tables)	12 Months Ended
Dec. 31, 2017
Taxes and contributions (Tables) [Abstract]
Taxes and contributions

 16. Taxes and contributions

	December 31,
	2017	2016
Taxes
Services tax (i)	14,837	1,382
Value-added tax on sales and services (ii)	3,830	3,596
Social integration program (iii)	9,918	2,690
Social contribution on revenues (iii)	59,358	16,544
Income tax and social contribution (iv)	35,474	-
Other	1,264	690

	124,681	24,902

Judicial deposits (v)
Services tax	(11,375)	-
Value-added tax on sales and services	(2,665)	-
Social integration program	(8,188)	(2,516)
Social contribution on revenues	(50,389)	(15,475)

	(72,617)	(17,991)

	52,064	6,911